Related Parties - Schedule of Compensation to Directors and Executive Officers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation to Directors and Executive Officers [Abstract]
Short-term employee benefits	$ 684,902	$ 449,068	$ 503,155